Revision of Prior Period Financial Statements (Details) - Schedule of Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
As Reported [Member]
Schedule of Statements of Cash Flows [Line Items]
Profit for the year		$ 401,690
Finance Cost		169,608
Income tax expenses (benefit)		(6,754)
Trade and other payables		1,077,786
Net cash provided by operating activities		424,079
Adjustment [Member]
Schedule of Statements of Cash Flows [Line Items]
Profit for the year		(38,830)
Finance Cost
Income tax expenses (benefit)		(7,954)
Trade and other payables		46,784
Net cash provided by operating activities
As Revised [Member]
Schedule of Statements of Cash Flows [Line Items]
Profit for the year		362,860
Finance Cost		169,608
Income tax expenses (benefit)		(14,708)
Trade and other payables		1,124,570
Net cash provided by operating activities		$ 424,079
Revised [Member] | As Reported [Member]
Schedule of Statements of Cash Flows [Line Items]
Profit for the year	$ 759,032
Finance Cost	285,368
Income tax expenses (benefit)	141,676
Trade and other payables	(42,985)
Net cash provided by operating activities	935,273
Revised [Member] | Adjustment [Member]
Schedule of Statements of Cash Flows [Line Items]
Profit for the year	2,308
Finance Cost	44,002
Income tax expenses (benefit)	474
Trade and other payables	(46,784)
Net cash provided by operating activities
Revised [Member] | As Revised [Member]
Schedule of Statements of Cash Flows [Line Items]
Profit for the year	761,340
Finance Cost	329,370
Income tax expenses (benefit)	142,150
Trade and other payables	(89,769)
Net cash provided by operating activities	$ 935,273